Share-Based Compensation - Schedule of Stock Options Activities (Details) - $ / shares		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Options Activities [Abstract]
Number of shares, Outstanding ending balance (in Shares)	[1]	724	724	724	731
Weighted average exercise price ,Outstanding ending balance		$ 0.009	$ 0.009	$ 0.009	$ 0.009
Weighted average remaining contractual term, Outstanding ending balance		10 months 20 days	1 year 6 months 14 days	1 year 2 months 15 days	1 year 10 months 6 days
Weighted average grant date fair value, Outstanding ending balance		$ 46,394.99	$ 46,800	$ 46,395.04	$ 46,800
Number of shares, Exercisable (in Shares)	[1]	724	722
Weighted average exercise price, Exercisable		$ 0.009	$ 0.009
Weighted average remaining contractual term, Exercisable		10 months 20 days	1 year 6 months 10 days
Weighted average grant date fair value, Exercisable		$ 46,394.99	$ 46,800
Number of shares, Exercised (in Shares)	[1]		(6)
Weighted average exercise price, Exercised			$ 0.009
Number of shares, Forfeited (in Shares)	[1]		(1)
Weighted average exercise price, Forfeited			$ 0.009

[1]	Retrospectively restated to reflect the Share Consolidation.